Weighted Average Assumptions, Net Benefit Plan Obligations and Future Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%
Rate of compensation increase	3.80%
Discount rate	4.30%
Expected return on plan assets	7.25%
Rate of compensation increase	3.80%
International Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.50%	2.00%
Rate of compensation increase	3.20%	3.50%
Discount rate	1.11%	3.30%	3.25%
Expected return on plan assets	5.31%
Rate of compensation increase	3.41%	3.50%	3.50%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.65%
Annual rate of increase in the per-capita cost	6.50%
Rate decreased to	5.00%
by the year ended	2022
Discount rate	4.30%
Annual rate of increase in the per-capita cost	6.50%
Rate decreased to	5.00%
by the year ended	2022